Related Party Agreements (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
FRP
Charges/allocations to related parties	$ 1,283	$ 1,398	$ 1,441